LOANS PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
LOANS PAYABLE
Schedule of Components of Loans payable
Payment date	Principal Amount	Maturity date	Interest rate	September 30, 2025	December 31, 2024
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	0%	100,000	100,000
February 9, 2023	$10,000	Due on demand	0%	10,000	10,000
March 1, 2023	$50,000	Due on demand	0%	50,000	50,000
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	25,000
May 19, 2023	$4,000	Due on demand	0%	4,000	4,000
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	40,000
July 12, 2023	$4,150	Due on demand	0%	4,150	4,150
July 17, 2023	$50,000	Due on demand	0%	50,000	50,000
October 6, 2023	$10,000	October 6, 2024	7%	10,000	10,000
December 6, 2023	$1,000	Due on demand	0%	2,000	2,000
December 26, 2023	$100,000	April 18, 2024	0%	100,000	100,000
February 9,2024	$1,000	Due on demand	0%	1,000	1,000
July 17, 2024	$37,000	January 15, 2025	5%	33,350	37,000
August 14, 2024	$64,000	January 15, 2025	5%	64,000	64,000
December 30, 2024	$1,000	Due on demand	0%	-	1,000
July 1, 2025	$10,000	July 1, 2026	15%	10,000	-
July 24, 2025	$4,000	Due on demand	0%	4,000	-
Total loans payable				$535,500	$526,150
Less: Unamortized debt discount				-	-
				535,500	526,150
Less: Current portion				535,500	526,150
Long-term portion				$-	$-

Payment date	Principal Amount	Maturity date	Interest rate	December 31, 2024	December 31, 2023
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	0%	100,000	100,000
February 9, 2023	$10,000	Due on demand	0%	10,000	10,000
March 1, 2023	$50,000	Due on demand	0%	50,000	50,000
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	25,000
May 19, 2023	$4,000	Due on demand	0%	4,000	4,000
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	40,000
July 12, 2023	$4,150	Due on demand	0%	4,150	4,150
July 17, 2023	$50,000	Due on demand	0%	50,000	50,000
October 6, 2023	$10,000	October 6, 2024	7%	10,000	10,000
December 6, 2023	$1,000	Due on demand	0%	2,000	1,000
December 26, 2023	$100,000	April 18, 2024	0%	100,000	100,000
February 9,2024	$1,000	Due on demand	0%	1,000	-
July 17, 2024	$37,000	January 15, 2025	5%	37,000	-
August 14, 2024	$64,000	January 15, 2025	5%	64,000	-
December 30, 2024	$1,000	Due on demand	0%	1,000	-
Total loans payable				$526,150	$422,150
Less: Unamortized debt discount				-	(23,904)
				526,150	398,246
Less: Current portion				526,150	398,246
Long-term portion				$-	$-

Payment date	Principal Amount	Maturity date	Interest rate	December 31, 2023	December 31, 2022
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	N/A	100,000	-
February 9, 2023	$10,000	Due on demand	N/A	10,000	-
March 1, 2023	$50,000	Due on demand	N/A	50,000	-
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	-
May 19, 2023	$4,000	Due on demand	N/A	4,000	-
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	-
July 12, 2023	$4,150	Due on demand	N/A	4,150
July 17, 2023	$50,000	Due on demand	N/A	50,000	-
October 6, 2023	$10,000	October 6, 2024	7%	10,000	-
December 6, 2023	$1,000	Due on demand	N/A	1,000	-
December 26, 2023	$100,000	April 18, 2024	0%	100,000	-

Total loans payable				$422,150	$28,000
Less: Unamortized debt discount				(23,904)	-
				398,246	28,000
Less: Current portion				398,246	28,000
Long-term portion				$-	$-